BUSINESS COMBINATION - Schedule Of Proceeds From Reverse Recapitalization (Q1) (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 14, 2022	Feb. 28, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reverse Recapitalization [Line Items]
Amount available after paying TCAC redeeming stockholders	$ 8,771
Proceeds from convertible notes		$ 7,000	$ 0	$ 7,000	$ 7,000	$ 0
Proceeds from PIPE Financing	6,100
TCAC operating account	264
Gross proceeds available at closing	25,135
Expenses paid at closing	(6,346)
Net cash to Legacy SpringBig at closing	18,789
Post closing expense (cash paid or accrued for expenses by Legacy SpringBig)	(8,679)
Net cash after closing	10,110
Convertible Notes Payable
Schedule Of Reverse Recapitalization [Line Items]
Proceeds from convertible notes	$ 10,000